Asset Under Development (Tables)	6 Months Ended
Jun. 30, 2016
Research and Development [Abstract]
Schedule for Assets Under Development

(in thousands of $)	June 30, 2016	December 31, 2015
Purchase price installments (including other shipyard costs)	575,206	495,518
Interest costs capitalized (note 2)	34,625	4,187
Other costs capitalized	9,919	1,317
	619,750	501,022

Schedule of Estimated Outstanding Payments
As at June 30, 2016, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)	June 30, 2016
Payable within 6 months to December 31, 2016	168,944
Payable within 12 months to December 31, 2017	389,068
Payable within 12 months to December 31, 2018	19,646
577,658